Revenue	6 Months Ended
Jun. 30, 2026
Revenue [Abstract]
Revenue

Note 32. Revenue

Nature of goods and services

The Group generates revenues from the sale of semiconductors secure chips and from Digital Certificates, Software as a Service, Software license and Post-Contract Customer Support (PCS) for cybersecurity applications, and, with the acquisition of IC’Alps, from the delivery of custom ASIC (Application-Specific Integrated Circuit) design and development services during the pre-production phase, and the supply of manufactured ASIC chips during the production phase. These services and products are typically contracted separately but may also be bundled across multiple phases of the ASIC lifecycle.

For bundled packages, the Group accounts for individual products and services separately if they are distinct – i.e. if a product or service is separately identified from other items in the bundled package and if a customer can benefit from it. The consideration is allocated between separate products and services in a bundle based on their stand-alone selling prices. The stand-alone selling prices are determined based on the list prices when available or estimated based on the Adjusted Market Assessment approach (e.g. licenses), or the Expected Cost-Plus Margin approach (e.g., PCS).

The following table shows the description of the principal activities from which the Group generates its revenue across all reportable segments:

Product and services	Nature, timing of satisfaction of performance obligations and significant payment terms
Certificates	The Group recognizes revenue on a straight-line basis over the validity period of the certificate, which is usually one to three years. This period starts after the certificate has been issued by the Certificate Authority and may be used by the customer for authentication and signature, by checking the certificate validity against the Root of Trust which is maintained by the Group on its IT infrastructure. Customers pay for certificates when certificates are issued and invoiced. The excess of payments over recognized revenue is shown as deferred revenue.
Semiconductors secure chips

Although they may be sold in connection with other services of the Group, they always represent distinct performance obligations.

The Group recognizes revenue when a customer takes possession of the chips, which usually occurs when the goods are delivered. Customers typically pay once goods are delivered.

SaaS

The Group’s SaaS arrangements cover the provision of cloud-based certificate life-cycle-management solutions and signing and authentication solutions, as well as cloud-based certificates for authentication purposes such as Device Attestation Certificates (DACs) for MATTER Protocol, IoT Device-to-Cloud Authentication, or Device-to-Device Authentication. The Group recognizes revenue on a straight-line basis over the service period which is usually yearly renewable. Where lifelong certificates are issued, the Group recognizes revenue when the certificate is delivered and usable by the customer.

Customers usually pay ahead of quarterly or yearly service periods; the paid amounts which have not yet been recognized as revenue are shown as deferred revenue on the balance sheet.

Software and INeS Certificate Management Platform

The Group provides software for certificates life-cycle management and signing and authentication solutions, including through its INeS Certificate Management Platform. The Group recognizes revenue when the software has been delivered or the platform has been set up, and PCS revenue over the service period which is usually one-year renewable.

Customers pay upon delivery of the software or over the PCS.

Implementation, integration and other services	The Group provides services to implement and integrate multi-element cybersecurity solutions. Most of the time the solution elements are off-the-shelf non-customized components which represent distinct performance obligations. Implementation and integration services are payable when rendered, while other revenue elements are payable and recognized as per their specific description in this section.
Space and satellite technology services	The Group provides project-based space and satellite technology services, including technical studies, demonstrators, hardware-related deliverables and associated support services. These services generally represent distinct performance obligations under customer contracts. The Group recognizes revenue at a point in time when the relevant contractual deliverable or service has been performed and accepted by the customer, which generally occurs upon delivery of the technical analysis, report, demonstrator, hardware-related deliverable, or other agreed milestone. Customers typically pay upon invoicing following completion and acceptance of the relevant deliverable or milestone.
ASIC Design	The services provided are structured into Work Packages (WPs), each representing a separate performance obligation. These could include services associated with the specification/ pre-study, design, prototyping or industrialization. Revenue is recognized over time using the cost-incurred method, as customers control the asset during development and the Group has a right to payment for performance to date. Payments are made progressively based on milestones and deliverables.
ASIC Production	Each purchase order for ASIC chips represents a distinct performance obligation to provide the specified quantity and type of chips. Revenue is recognized at a point in time, specifically, when control of the chip transfers to the customer upon delivery. The Company acts as principal, managing the full production process including subcontractor coordination, quality assurance, and logistics. Customers typically pay once goods are delivered.

Disaggregation of revenue

The following table shows the Group’s revenues disaggregated by reportable segment and by product or service type:

Disaggregation of revenue (unaudited)	Typical	At a point in time 6 months ended June 30,		Over time 6 months ended June 30,		Total 6 months ended June 30,
USD’000	payment	2026	2025	2026	2025	2026	2025
Semiconductors segment
Secure chips	Upon delivery	8,436	4,710	-	-	8,436	4,710
Certificates	Upon issuance	140	108	27	7	167	115
Total Semiconductors segment		8,576	4,818	27	7	8,603	4,825
ASIC segment
ASIC Design	Milestone based	-	-	2,500	-	2,500	-
ASIC Production	Upon delivery	4	-	-	-	4	-
Total ASIC segment		4	-	2,500	-	2,504	-
Total Non-reportable segments		20	126	307	342	327	468
Total Revenue		8,600	4,944	2,834	349	11,434	5,293

For the six months ended June 30, 2026, and 2025, the Group recorded no revenues related to performance obligations satisfied in prior periods.

The following table shows the Group’s revenues disaggregated by geography, based on its customers’ billing addresses:

Revenue by region	Unaudited 6 months ended June 30,
USD’000	2026	2025
Semiconductors segment
Switzerland	355	169
Rest of EMEA	1,413	683
North America	4,953	3,083
Asia Pacific	1,882	795
Latin America	-	95
Total Semiconductors segment	8,603	4,825
ASIC segment
Switzerland	111	-
Europe, Middle East and Africa	1,782	-
North America	607	-
Asia Pacific	4	-
Total ASIC segment	2,504	-
Total Non-reportable segments	327	468
Total net sales	11,434	5,293

Contract assets, deferred revenue and contract liability

Contract assets, deferred revenue and contract liability consisted of the following:

	As of June 30, 2026	As of December 31,
USD’000	(unaudited)	2025
Trade accounts receivables
Trade accounts receivable - Semiconductors segment	3,518	3,282
Trade accounts receivable - ASIC segment	1,405	986
Trade accounts receivable – Non-reportable segments	743	599
Total trade accounts receivables	5,666	4,867
Contract assets - ASIC segment	-	451
Contract assets – Non-reportable segments	-	16
Total contract assets	-	467
Customer contract liabilities – Semiconductors segment	1,184	4
Customer contract liabilities – ASIC segment	328	1,596
Customer contract liabilities – Non-reportable segments	125	173
Total contract liabilities	1,637	1,773
Deferred revenue
Deferred revenue - Semiconductors segment	36	21
Deferred revenue - ASIC segment	1,756	4
Deferred revenue - Non-reportable segments	363	81
Total deferred revenue	2,155	106
Revenue recognized in the period from amounts included in the deferred revenue at the beginning of the year	43	79

Increases or decreases in trade accounts receivable, contract assets, deferred revenue and contract liability were primarily due to normal timing differences between its performance and customer payments.

Remaining performance obligations

As of June 30, 2026, approximately USD 3,792,000 of revenue is expected to be recognized from remaining performance obligations. The Group expects to recognize this revenue in 2026, 2027 and 2028, as follows:

Estimated revenue from remaining performance obligations as of June 30, 2026 (USD’000)	Total
2026	2,700
2027	264
2028	828
Total remaining performance obligation	3,792